Unit-Based Compensation Plans Unit-Based Compensation Plans (Schedule of ETP awards granted to employees and non-employee directors) (Details) (Details) (ETP Unit-Based Compensation Plans [Member], USD $)
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ETP Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	3,200,000	1,900,000
Weighted Average Grant-Date Fair Value Per ETP Unit	$ 49.65	$ 46.95
Awards granted	2,100,000
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted	$ 50.54	$ 43.93	$ 48.35
Awards vested	(600,000)
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards vested	$ 45.62
Awards forfeited	(200,000)
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards forfeited	$ 45.72